Long-Term Debt - NOK Senior Unsecured Bonds - Additional Information (Details) $ in Thousands, kr in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of bonds	$ 1,481,936		$ 1,842,546
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr		kr 3.1
Carrying amount of bonds	$ 355,514		$ 347,163
Unsecured Debt | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Principal Amount $	$ 360,500
Unsecured Debt | Minimum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	5.74%	5.74%
Unsecured Debt | Maximum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	7.89%	7.89%
Unsecured Debt | NIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.60%
Unsecured Debt | NIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	6.00%